COMMITMENTS	12 Months Ended
Dec. 31, 2022
Commitments
COMMITMENTS

31.    COMMITMENTS

31.a)	Take-or-pay contracts

As of December 31, 2022 and 2021, the Company was a party to take-or-pay contracts as shown in the following table:

	Payments in the period
Type of service	2021	2022	2023	2024	2025	After 2025	Total

Transportation of iron ore, coal, coke, steel products, cement and mining products.	1,351,564	1,568,658	1,621,040	1,645,983	1,658,897	1,306,279	6,232,199
Supply of power, natural gas, oxygen, nitrogen, argon and iron ore pellets.	1,546,308	2,191,442	1,618,085	1,423,546	330,600	740,584	4,112,815
Processing of slag generated during pig iron and steel production.	73,983	84,140	54,163	8,024			62,187
Manufacturing, repair, recovery and production of ingot casting machine units.	3,499
Oil Storage and Handling	2,489	2,567	2,893	723			3,616
Labor and consultancy services	33,375	33,300	33,712	33,712	26,089	130,443	223,956
	3,011,218	3,880,107	3,329,893	3,111,988	2,015,586	2,177,306	10,634,773

31.b)	Projects and other commitments

• Transnordestina project

The Transnordestina project which corresponds to rail network II of the Northeast Railway System, includes building 1,753 km of new, next-generation, wide-gauge tracks. The project posts an evolution of 48% progress which was expected to completion for 2017, completion period currently under discussion with the responsible agencies.

After extensive negotiations involving ANTT, TCU and the then Ministry of Infrastructure, on December 23, 2022, the first amendment to the Concession Agreement was signed, which redefined the scope and deadlines for completion of the TLSA sections, notably to provide for the return of the section Salgueiro-Porto de Suape (SPS), which results in a project with the current 1,206 km of rail network and completion deadline up to December 2029. This act also ended the discussion of the administrative procedure for expiry recommendation, which was being processed by the National Ground Transportation Agency (“ANTT”).

The Company expects that the investments will allow Transnordestina Logística S.A. (“TLSA”), the concessionaire that owns the Transnordestina Project, to transport various products, such as soybeans, corn, iron ore, limestone, cotton, sugar cane, fertilizers, oil and fuels. The concession period ends in 2057 and may be terminated before that period if the concessionaire reaches the minimum return agreed with the Government. TLSA has obtained the environmental authorizations required and implementation is advanced, “Phase I” has been concluded in the stretch from the state of Piauí to the city of São Miguel do Fidalgo and the superstructure and infrastructure works in the stretch from the state of Ceará are in progress.

• FTL – Ferrovia Transnordestina Logística S.A. (Operational network)

In relation to Malha I, operated by FTL - Ferrovia Transnordestina Logística S.A. (“FTL”), in July 2022, the Company filed the request for an Early Extension of the concession contract for additional 30 years, which is based on compliance with legal requirements and the goals established by ANTT regarding production volume and safety. Thus, despite the existence of an administrative procedure by ANTT which, in 2013, resulted in the recommendation of expiry of the concession contract, there was a decision issued on 12/13/2022 by the Court of Auditors - TCU, Judgment 2769/2022, which determined that ANTT and Ministry of Infrastructure, subject to their respective competences, adopt measures with a view to the definitive solution of the Concession Contract for the network granted to FTL. Therefore, in view of the positive environment of negotiations for the concession contract, as well as the growth of FTL, with the achievement of production records and Ebitda, the company considers the Early Extension of the concession contract probable in order to definitively resolve the aforementioned contractual issues.